Earnings/(Loss) per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
(Loss)/profit from continuing operations	(18)	(55)	(50)	3,739	(615)
Profit/(loss) from discontinued operations	2	(31)	2	(33)	(76)

(Loss)/profit available to stockholders	(16)	(86)	(48)	3,706	(691)
Effect of dilution	—	—	—	—	—

Diluted (loss)/profit available to stockholders	(16)	(86)	(48)	3,706	(691)

The components of the denominator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Basic (loss)/earnings per share:
Weighted average number of common shares outstanding	50	100	50	100	100
Diluted(loss)/earnings per share:
Effect of dilution	—	—	—	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	50	100	50	100	100

The basic and diluted (loss)/earnings per share were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Basic/diluted (loss)/earnings per share from continuing operations	(0.36)	(0.55)	(1.00)	37.25	(6.13)
Basic/diluted earnings/(loss) per share from discontinued operations	0.04	(0.31)	0.04	(0.33)	(0.75)
Basic/diluted (loss)/earnings per share	(0.32)	(0.86)	(0.96)	36.92	(6.88)

The components of the numerator for the calculation of basic and diluted LPS are as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Net loss from continuing operations	(572)	(4,430)	(703)
Profit /(loss) from discontinued operations	(15)	(233)	(519)

Net loss attributable to the parent	(587)	(4,663)	(1,222)
Less: Allocation to participating securities	—	—	—

Net loss available to stockholders	(587)	(4,663)	(1,222)
Effect of dilution	—	—	—

Diluted net loss available to stockholders	(587)	(4,663)	(1,222)

The components of the denominator for the calculation of basic and diluted LPS are as follows:

(In millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic loss per share:
Weighted average number of common shares outstanding	100	100	100
Diluted loss per share:
Effect of dilution	—	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	100

The basic and diluted loss per share are as follows:

(In $)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic Loss per share from continuing operations	(5.70)	(44.11)	(7.00)
Diluted Loss per share from continuing operations	(5.70)	(44.11)	(7.00)
Basic loss per share	(5.85)	(46.43)	(12.18)
Diluted loss per share	(5.85)	(46.43)	(12.18)